Cover	Jan. 09, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2023
Entity File Number	001-40929
Entity Registrant Name	Newcourt Acquisition Corp.
Entity Central Index Key	0001849475
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2201 Broadway
Entity Address, Address Line Two	Suite 705
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612
City Area Code	510
Local Phone Number	214-3750
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	NCACU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share, included as part of the units
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the units
Trading Symbol	NCAC
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one Class A ordinary share for $11.50 per share, included as part of the units
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one Class A ordinary share for $11.50 per share, included as part of the units
Trading Symbol	NCACW
Security Exchange Name	NASDAQ